PREPAID EXPENSES AND OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets are mostly composed of prepayment to the Company’s taxes, rent, insurance and security deposits. The components of prepaid expenses and other current assets were as follows (in thousands):

	March 31, 2025	December 31, 2024
Prepaid expenses and other current assets:
Prepaid expenses	$615	$818
Prepaid taxes	631	1,865
Other	1	19
Total prepaid expenses and other current assets	$1,247	$2,702

NOTE 7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets ae mostly composed of prepayment to the Company’s taxes, rent, insurance and security deposits. The components of prepaid expenses and other current assets were as follows:

	December 31, 2024	December 31, 2023
Prepaid expenses and other current assets:
Prepaid expenses	$818	$269
Prepaid taxes	1,865	138
Other	19	18
Total prepaid expenses and other current assets	$2,702	$425